Assets Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments - trading securities	$ 3,609	$ 6,941
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments - trading securities		755
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments - trading securities	$ 3,609	$ 6,186